Cash Flow Information - Schedule of Cash Flow Information (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Cash Flow Information
Loss for the year	$ (15,979)	$ (49,220)	$ (37,593)	$ (20,746)
Cash flows excluded from profit attributable to operating activities interest paid on borrowings	2,133	2,269	3,418	3,140
- depreciation and amortisation expense	1,842	2,382	3,030	3,516
- impairment expense	292	8,173	1,914	2,157
- fair value gain/(loss) on Convertible Notes derivative	592	775	(2,393)
- (increase)/decrease in trade and other receivables	(4,748)	14,267	14,925	(6,518)
- (increase)/decrease in current tax receivables	35	(355)	52	(88)
- (increase)/decrease in derivative assets				2,289
- (increase)/decrease in inventories	(179)	13,350	6,638	8,088
- (increase)/decrease in deferred tax asset/(liability)		(692)		5,589
- (increase)/decrease in related party receivables	(3,438)	6,531	(906)	(5,603)
- increase/(decrease) in trade and other payables	2,078	(5,681)	6,956	(11,113)
- increase/(decrease) in income taxes payable	635	226	152	(483)
- increase/(decrease) in provisions	367	(522)	39	311
- increase/(decrease) in foreign currency derivative liability	(1,343)	(1,712)	(5,104)	5,530
- net exchange differences	90	(355)	(618)	1,849
Cashflows from operations	$ (13,518)	$ (9,434)	$ (4,116)	$ (5,040)